Document And Entity Information	Mar. 20, 2020
Document Information [Line Items]
Entity, Registrant Name	OTTER TAIL CORPORATION
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Mar. 20, 2020
Entity, Incorporation, State or Country Code	MN
Entity, File Number	0-53713
Entity, Tax Identification Number	27-0383995
Entity, Address, Address Line One	215 South Cascade Street
Entity, Address, Address Line Two	P.O. Box 496
Entity, Address, City or Town	Fergus Falls
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	56538-0496
City Area Code	866
Local Phone Number	410-8780
Title of 12(b) Security	Common Shares
Trading Symbol	OTTR
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001466593